CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 184,187		¥ 308,708
Short-term contract assets and service fees receivable, allowance for credit losses	216,850		208,267
Non-current assets
Long-term financing receivables, allowance for credit losses	13,220		19,523
Long-term contract assets and service fees receivable, allowance for credit losses	52,742		39,034
Current liabilities
Accounts payable	25,970	$ 3,765	15,705
Amounts due to related parties	4,669	677	23,102
Short-term borrowings	1,168,046	169,351	1,799,741
Short-term funding debts	4,385,253	635,802	3,101,381
Accrued interest payable	12,354		24,851
Deferred guarantee Income	894,858	129,742	419,843
Contingent guarantee liabilities	882,107	127,893	928,840
Accruals and other current liabilities	3,057,469	443,291	3,898,508
Non-current liabilities
Long-term borrowings	150,430	21,810
Long-term funding debts	1,334,105	193,427	696,852
Deferred tax liabilities	52,559	7,620	54,335
Other long-term liabilities	¥ 102,941	$ 14,925	¥ 137,389
Treasury stock, shares | shares	44,369,636	44,369,636	0
Class A Ordinary Shares
Non-current liabilities
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	300,707,476	300,707,476	286,430,946
Common stock, shares outstanding | shares	245,264,614	245,264,614	273,270,100
Class B Ordinary Shares
Non-current liabilities
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized | shares	110,647,199	110,647,199	110,647,199
Common stock, shares issued | shares	80,189,163	80,189,163	94,465,693
Common stock, shares outstanding | shares	80,189,163	80,189,163	94,465,693
VIEs
Current liabilities
Accounts payable	¥ 25,970		¥ 15,705
Amounts due to related parties	4,669		23,102
Short-term borrowings	1,138,046		1,735,931
Short-term funding debts	4,385,253		3,101,381
Deferred guarantee Income	781,633		419,843
Contingent guarantee liabilities	770,495		928,840
Accruals and other current liabilities	2,550,969		3,393,092
Non-current liabilities
Long-term borrowings	150,430		0
Long-term funding debts	1,334,105		696,852
Deferred tax liabilities	52,065		53,630
Other long-term liabilities	¥ 65,788		¥ 92,256